Redeemable convertible preferred stock (Details) - Schedule of the authorized and issued and outstanding redeemable convertible preferred stock - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Conversion of Stock [Line Items]
Preferred Stock, Authorized Shares (in Shares)	71,566,249	71,566,249	45,534,163
Preferred Stock, Issued and Outstanding Shares (in Shares)	66,927,034	63,035,778	45,377,418
Preferred Stock, Original Issuance, Net	$ 198,843,802	$ 171,413,125	$ 76,492,802
Preferred Stock, Carrying Value	210,029,724	182,599,047	75,608,294
Preferred Stock, Liquidation Preference	$ 205,662,884	$ 176,941,913	$ 76,604,696
Series A | Preferred Stock [Member]
Conversion of Stock [Line Items]
Preferred Stock, Authorized Shares (in Shares)	7,363,856	7,363,856	7,363,856
Preferred Stock, Issued and Outstanding Shares (in Shares)	7,363,856	7,363,856	7,363,856
Preferred Stock, Original Issuance, Net	$ 8,823,381	$ 8,823,381	$ 8,831,988
Preferred Stock, Carrying Value	8,823,381	8,823,381	8,823,381
Preferred Stock, Liquidation Preference	$ 8,831,988	$ 8,831,988	$ 8,832,209
Series B | Preferred Stock [Member]
Conversion of Stock [Line Items]
Preferred Stock, Authorized Shares (in Shares)	11,247,313	11,247,313	11,247,313
Preferred Stock, Issued and Outstanding Shares (in Shares)	11,090,568	11,090,568	11,090,568
Preferred Stock, Original Issuance, Net	$ 15,137,773	$ 15,137,773	$ 15,489,087
Preferred Stock, Carrying Value	15,137,773	15,137,773	15,137,773
Preferred Stock, Liquidation Preference	$ 15,489,087	$ 15,489,087	$ 15,489,087
Series C | Preferred Stock [Member]
Conversion of Stock [Line Items]
Preferred Stock, Authorized Shares (in Shares)	18,581,768	18,581,768	18,581,768
Preferred Stock, Issued and Outstanding Shares (in Shares)	18,581,768	18,581,768	18,581,768
Preferred Stock, Original Issuance, Net	$ 30,892,828	$ 30,892,828	$ 31,167,199
Preferred Stock, Carrying Value	30,892,828	30,892,828	30,892,828
Preferred Stock, Liquidation Preference	$ 31,167,199	$ 31,167,199	$ 31,167,199
Series C-1 | Preferred Stock [Member]
Conversion of Stock [Line Items]
Preferred Stock, Authorized Shares (in Shares)	665,428	665,428	665,428
Preferred Stock, Issued and Outstanding Shares (in Shares)	665,428	665,428	665,428
Preferred Stock, Original Issuance, Net	$ 1,004,530	$ 1,004,530	$ 1,004,530
Preferred Stock, Carrying Value	1,116,142	1,116,142	1,116,142
Preferred Stock, Liquidation Preference	$ 1,004,530	$ 1,004,530	$ 1,116,142
Series C-2 | Preferred Stock [Member]
Conversion of Stock [Line Items]
Preferred Stock, Authorized Shares (in Shares)	7,675,798	7,675,798	7,675,798
Preferred Stock, Issued and Outstanding Shares (in Shares)	7,675,798	7,675,798	7,675,798
Preferred Stock, Original Issuance, Net	$ 19,638,170	$ 19,638,170	$ 19,999,998
Preferred Stock, Carrying Value	19,638,170	19,638,170	19,638,170
Preferred Stock, Liquidation Preference	$ 19,999,998	$ 19,999,998	$ 20,000,059
Series D | Preferred Stock [Member]
Conversion of Stock [Line Items]
Preferred Stock, Authorized Shares (in Shares)	17,748,512	17,748,512
Preferred Stock, Issued and Outstanding Shares (in Shares)	13,266,042	9,374,786
Preferred Stock, Original Issuance, Net	$ 92,092,367	$ 64,661,690
Preferred Stock, Carrying Value	92,092,367	64,661,690
Preferred Stock, Liquidation Preference	$ 97,915,329	$ 69,194,358
Series D-1 | Preferred Stock [Member]
Conversion of Stock [Line Items]
Preferred Stock, Authorized Shares (in Shares)	8,283,574	8,283,574
Preferred Stock, Issued and Outstanding Shares (in Shares)	8,283,574	8,283,574
Preferred Stock, Original Issuance, Net	$ 31,254,753	$ 31,254,753
Preferred Stock, Carrying Value	42,329,063	42,329,063
Preferred Stock, Liquidation Preference	$ 31,254,753	$ 31,254,753